CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	63,690,332	61,758,727	58,925,871
Common stock shares outstanding	63,690,332	61,758,727	58,925,871